Marketable Securities	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Marketable Securities [Abstract]
Marketable Securities

19.        Marketable Securities

The components of Marketable Securities were as follows:

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2019
Common stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612
February 29, 2020
Common stock	81,250	1,782	(41,771)
Total	81,250	11,117	(68,744)	23,623

Unrealized losses from common stock are due to market price movements. Management does not believe any remaining unrealized losses represent other-than-temporary impairments based on our evaluation of available evidence.

21.	Marketable Securities

The components of Marketable Securities were as follows:

	Cost Basis $	Unrealized Gains $	Unrealized Losses $	Total $
August 31, 2018
Common Stock	25,000	—	(14,849)
Total	25,000	—	(14,849)	10,151
August 31, 2019
Common Stock	81,250	9,335	(12,124)
Total	81,250	9,335	(26,973)	63,612

Unrealized losses from common stock are due to market price movements. Management does not believe any remaining unrealized losses represent other-than-temporary impairments based on our evaluation of available evidence.